SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2024
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a)Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Significant accounting policies followed by the Group in the preparation of its accompanying consolidated financial statements are summarized below.

(b)Principles of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, the consolidated VIEs and the VIEs’ subsidiaries for which the Company are the primary beneficiary.

All transactions and balances among the Company, its subsidiaries, the consolidated VIEs and the VIEs’ subsidiaries have been eliminated upon consolidation.

(c)Use of estimates

The preparation of the consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of income and expense during the reporting period. These management estimates include the fair value of share-based awards, fair value of debt investments in investees’ preferred shares, fair value of warrants liability, valuation allowance for deferred tax assets, useful lives of property and equipment, the discount rate for lease, the determination of the stand-alone selling price (“SSP”), impairment of long- lived assets, investment in equity investees and investment securities, and accretion of preferred shares. These estimates are based on information available as of the date of the consolidated financial statements, therefore, actual results could differ from those estimates.

(d)Cash and cash equivalents

The Group considers all highly liquid investments with an original maturity of three months or less that are readily convertible to known amounts of cash and are subject to an insignificant risk of changes in value to be cash equivalents. Cash and cash equivalents are recorded at cost, which approximates the fair value.

(e)Restricted cash

Cash and cash equivalents that are restricted as to withdrawal or for use or pledged as security are reported separately as restricted cash. The Group’s restricted cash mainly represents security deposits held in designated bank accounts for office lease contracts in the U.S. and for issuance of letter of guarantee.

(f)Investments in marketable debt securities

Investments in marketable debt securities are recorded as investments under short-term investments and long-term investments on the consolidated balance sheets based on their remaining contractual maturities. Investments in marketable debt securities consist of asset-backed securities, Canada treasury securities, commercial paper, corporate bonds, supranational securities, U.S. agencies securities, U.S. treasury securities, Yankee bonds as well as wealth management products. The Group determines the appropriate classification of investments at the time of purchase and re-evaluates such determination at each consolidated balance sheet date. Marketable debt securities are classified as available-for-sale as they do not meet the criteria of held-to-maturity or trading securities, and are carried at fair value on the consolidated balance sheets with unrealized gains and losses recorded in accumulated other comprehensive income (loss). Realized gains or losses on the sale of these securities are recognized under investment income on the consolidated statements of operations and comprehensive loss.

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

The Group evaluates each individual investment periodically for impairment. For investments where the Group does not intend to sell, the Group evaluates whether a decline in fair value is due to deterioration in credit risk. Credit-related impairment losses, not to exceed the amount that fair value is less than the amortized cost basis, are recognized through an allowance for credit losses on the consolidated balance sheets with corresponding adjustment on the consolidated statements of operations and comprehensive loss. Subsequent increases in fair value due to credit improvement are recognized through reversal of the credit losses and corresponding reduction in the allowance for credit losses. Any decline in fair value that is non-credit related is recorded in accumulated other comprehensive income (loss) as a component of shareholders’(deficit) equity. As of December 31, 2022, 2023 and 2024 there were no investments held by the Group that had been in continuous unrealized loss position.

(g)Short-term investments

Short-term investments are mainly comprised of investments in marketable debt securities, equity investment with readily determinable fair values and term deposits and certificate of deposits.

For investments in investees’ shares with readily determinable fair values, the fair value was determined using directly observable inputs in the market place. Whenever events or changes in circumstances indicate that the carrying value may no longer be observable, the fair value of aforementioned short-term investments was determined using models with significant unobservable inputs, primarily the management projection of discounted future cash flow and the discount rate. The investments with readily determinable fair values are reported at fair value, with unrealized gains and losses recorded in other income (expenses), net.

(h)Long-term investments

Long-term investments are mainly comprised of investments in marketable debt securities, debt investments in investees’ preferred shares, equity investment without readily determinable fair values, equity method investments, term deposits and certificate of deposits.

For investments in investees’ shares which are determined to be debt securities, the Group accounts for them as available-for-sale investments when they are not classified as either trading or held-to-maturity investments. Available-for-sale investments are reported at fair value, with unrealized gains and losses recorded in accumulated other comprehensive income (loss) as a component of shareholders’(deficit) equity.

For investments in common stock or in-substance common stock issued by privately-held companies on which the Group does not have significant influence, as these equity security investments do not have readily determinable fair value, the Group measures these equity security investments at cost, less impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer (referred to as the measurement alternative). All gains and losses on these equity securities without readily determinable fair value, realized and unrealized, are recognized in other income (expenses), net.

For investments in common stock or in-substance common stock of investee company, over which the Group can exercise significant influence, but does not have a controlling interest, the Group accounted for the investments using the equity method. Under the equity method, the Group initially records its investments at cost and subsequently recognizes the Group’s proportionate share of each equity investee’s net income or loss into the consolidated statements of operations and comprehensive loss accordingly. The Group reviews its equity method investments for impairment whenever an event or circumstance indicates that an other-than-temporary impairment has occurred. In evaluating potential impairment of its equity method investments, the Group considers available quantitative and qualitative evidence. An impairment charge is recorded when the carrying amount of the investment exceeds its fair value and this condition is determined to be other-than-temporary.

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

(i)Accounts receivable and allowance for doubtful accounts

Trade accounts receivable are recorded at the invoiced amount, net of allowance for doubtful accounts. The allowance for doubtful accounts is based on the Group’s assessment of the collectability of accounts.

The Group evaluates its accounts receivable for expected credit losses on a regular basis in accordance with ASU No. 2016-13 (Topic 326). The Group regularly reviews the adequacy of the allowance by considering factors, such as historical experience, credit quality, the age of the accounts receivable balances, and current economic conditions that may affect a customer’s ability to pay. The Group’s exposure to credit losses may increase if its customers are adversely affected by changes, such as economic pressures or uncertainty associated with local or global economic recessions, or other customer-specific factors. Although the Group historically has not experienced significant credit losses, it will continue to periodically review the allowance and make necessary adjustments accordingly.

Accounts receivable deemed uncollectible are charged against the allowance for doubtful accounts when identified. As of December 31, 2022, 2023 and 2024, the allowance for doubtful accounts provided was not material.

(j)Property, equipment and software, net

Property, equipment and software, net is stated at cost less accumulated depreciation, amortization and impairment, if any. Depreciation and amortization are computed using the straight-line method over the estimated useful lives of the assets. The estimated useful lives are as follows:

Category	Estimated Useful Lives
Computer and equipment	3 – 4 years
Vehicle and equipment	3 – 6 years
Leasehold improvements	Shorter of lease term or estimated useful life of the asset
Software	3 years
Furniture and fixtures	5 years
Operating lease right-of-use assets	2 – 5 years
Finance lease right-of-use assets	3 – 8 years

Direct costs that are related to the construction of property, equipment and software and incurred in connection with bringing the assets to their intended use are capitalized as construction in progress. Construction in progress is transferred to specific property, equipment and software items and the depreciation of these assets commences when the assets are ready for their intended use. As of December 31, 2022, 2023 and 2024, construction in progress in the amount of $125, $7 and $597, respectively, was primarily relating to the construction of leasehold improvements.

(k)Impairment of long-lived assets

Long-lived assets are evaluated for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset may not be fully recoverable or that the useful life is shorter than the Group had originally estimated. When these events occur, the Group evaluates the impairment for the long-lived assets by comparing the carrying value of the assets to an estimate of future undiscounted cash flows expected to be generated from the use of the assets and their eventual disposition. If the sum of the expected future undiscounted cash flows is less than the carrying value of the assets, the Group recognizes an impairment loss based on the excess of the carrying value of the assets over the fair value of the assets.

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

(l)Revenue recognition

The Group adopted ASC Topic 606, “Revenue from Contracts with Customers” (ASC 606) for all years presented. According to ASC 606, revenues are recognized when control of the promised goods or services is transferred to the customers, in an amount that reflects the consideration the Group expects to be entitled to in exchange for those goods or services. Revenues are recorded net of discounts, return allowances, and value-added taxes and surcharges.

The Group determines revenue recognition through the following steps:

●	identification of the contract, or contracts, with a customer;
●	identification of the performance obligations in the contract;
●	determination of the transaction price, including the constraint on variable consideration;
●	allocation of the transaction price to the performance obligations in the contract; and
●	recognition of revenue when, or as, the Group satisfies a performance obligation.

Revenues disaggregated by nature for the years ended December 31, 2022, 2023 and 2024 consist of the following:

	Year Ended December 31,
	2022	2023	2024
Engineering solution services	44,959	40,634	27,984
Virtual driver operation services	21,421	23,912	39,431
Sales of products	2,006	7,353	7,610
Total	68,386	71,899	75,025

The following is a description of the accounting policy for the principal revenues by nature of the Group.

i)Engineering solution services

The Group derives revenues from providing integrated solutions in relation to autonomous driving to original equipment manufacturers and other industry participants. The Group’s engineering solution contracts with customers often include obligations to transfer multiple products and services to a customer. In contracts with multiple deliverables, the Group identifies each performance obligation and evaluates whether the promised goods or services are distinct within the context of the contract at contract inception. Promised goods or services that are not distinct at contract inception are consolidated. The transaction price is generally in the form of a fixed fee at contract inception, and excludes taxes assessed by a governmental authority that are both imposed on and concurrent with a specific revenue-producing transaction, that are collected by the Group from a customer.

The Group allocates the transaction price to each distinct performance obligation based on the estimated SSP for each performance obligation. Judgment is required to determine the SSP for each distinct performance obligation. In instances where the SSP is not directly observable, such as when the Group does not sell the products or services separately, the Group estimates the SSP of each performance obligation based on an adjusted market assessment approach.

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Revenues from engineering solution primarily consist of integrated retrofitting services, preparation assistance services for the autonomous driving test, road-testing services, software licensing and development services. For the integrated retrofitting services, the Group may provide products as inputs to deliver the combined output of autonomous services as specified by customers. The revenues from integrated retrofitting services, the preparation assistance services for the autonomous driving test, road-testing services and software development services are recognized when control of the services is transferred to customers, which generally occurs when the Group delivers the services and the substantive customer acceptance is received (“point in time”). Software licensing revenues are generally recognized over time as the functionality of the software is expected to substantively change, and the Group is obligated to update the software to latest version of the software during the service period.

ii)Virtual driver operation services

The Group’s virtual driver operation service revenues are primarily generated from the operation of the driverless taxi services and robotruck logistics services.

For robotaxi services, the Group is obliged to provide ride-hailing services, with agreed upon destination, to riders as a principal through its robotaxis. The customers are individual passengers. The Group charges service fees calculated by trip mileage. There is only one performance obligation identified for each contract, the taxi service. The robotaxi services revenue is recognized over time as the Group provides the taxi services. For the contracts with customers where promotional discounts are provided to riders, the discounts are netted against revenues. The associated cost of revenue incurred primarily comprised of fuel costs, depreciation of robotaxis, labor costs and other costs directly attributable to providing the driverless taxi services.

For robotruck logistics services, the Group is obliged to provide freight transportation services, with agreed upon destination, to the customers as a principal through its robotruck fleets. The customers are corporate entities and the Group charges fixed service fees determined by mileage and by tonnage. There is only one performance obligation identified for each contract, the freight transportation service. The Group recognizes revenue over time as it performs services in the contract because the customers receive the benefit of the services as goods are transported from one location to another. If the Group were unable to complete delivery to the destination, another entity would not need to re-perform the transportation service already performed. As control transfers over time, revenue is recognized based on the extent of progress towards completion of the performance obligation. The selection of the method to measure progress towards completion requires judgment and is based on the nature of the products or services to be provided. Management estimates the progress based on mileage completed to total mileage to be transported. It normally takes only one to three days for the Group to complete the performance obligation. The associated cost of revenue incurred primarily comprised of fuel costs, tolls, insurance costs, depreciation of property and equipment, labor costs and other costs directly attributable to providing the robotruck logistics services.

iii)Sales of products

The Group sells autonomous driving related products directly to customers. Revenues from the sales of products are recognized when control of the goods is transferred to customers, which generally occurs when the products are delivered and accepted by the customers.

Contract balances

Contract assets relate to the Group’s right to consideration for performance obligations satisfied but not billed and consist of unbilled receivables and costs in excess of billings. Contract liabilities relate to customer payments received in advance of satisfaction of performance obligations under the contract which is presented in accounts payable and other current liabilities. Contract balances are classified as assets or liabilities on a contract-by-contract basis at the end of each reporting period. There are no contract assets as of December 31, 2024. Revenues recognized for the years ended December 31, 2022, 2023 and 2024 from performance obligations related to prior years were not material.

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Practical expedients

The Group has used the following practical expedients as allowed under ASC 606:

(i)	The transaction price allocated to performance obligations that are unsatisfied or partially unsatisfied has not been disclosed, as substantially all of the Group’s contracts have a duration of one year or less.
(ii)	Payment terms and conditions vary by contract type, although terms generally include a requirement of prepayment or payment within one year or less. In instances where the timing of revenue recognition differs from the timing of invoicing, the Group has determined that its contracts generally do not include a significant financing component.

(m)Cost of revenues

Cost of revenues consists of expenses relating to salaries and benefits of supporting engineers and other direct supporting personnel, materials and supplies, depreciation of fixed assets, and other costs incurred to directly support the fulfillment of the revenue contracts, such as rental expenses, bandwidth and data center expenditures.

(n)Research and development expenses (“R&D expenses”)

R&D expenses consist primarily of (i) personnel costs representing salaries, benefits, share-based compensation, and bonuses for R&D personnel; (ii) direct input of materials and supplies expenses in relation to R&D; and (iii) certain other expenses, such as office rental expenses, bandwidth and data center expenditures, utilities, depreciation of equipment and other expenses incurred in R&D.

The Group follows the provisions of ASC 985, Accounting for the Costs of Computer Software to Be Sold, Leased, or Otherwise Marketed, which requires that software development costs incurred in conjunction with development be charged to R&D expenses until technological feasibility is established. The technological feasibility is established upon completion of a working model. The costs incurred by the Group between technological feasibility and general release to the public have been insignificant. Accordingly, all R&D costs have been expensed as incurred.

(o)Selling, general and administrative expenses

Selling, general and administrative expenses consist primarily of (i) personnel costs representing salaries, benefits, share-based compensation, and bonuses for the general and administrative personnel; (ii) professional services expenses; and (iii) certain operating expenses, such as office rental expenses, utilities and other expenses necessary to support the Group’s business.

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

(p)Leases

The Group adopted ASU No. 2016-02, Leases (Topic 842), from January 1, 2022 using the modified retrospective transition approach through a cumulative-effect adjustment in the period of adoption rather than retrospectively adjusting prior periods. The Group leases office spaces and warehouses in different cities in the PRC and U.S. under operating leases, and logistics vehicles and containers in the PRC under finance leases. The Group determines whether an arrangement constitutes a lease and records lease liabilities and right-of-use assets in its consolidated balance sheets at the lease commencement. The Group classified its leases as operating or finance leases in accordance with the recognition criteria in ASC 842-20-25, and recorded the leases of logistics vehicles and containers as finance leases because the lease terms cover majority of the remaining economic life of the underlying assets. The Group measures its lease liabilities based on the present value of the total lease payments not yet paid discounted based on the more readily determinable of the rate implicit in the lease or its incremental borrowing rate, which is the estimated rate the Group would be required to pay for a collateralized borrowing equal to the total lease payments over the term of the lease. The Group estimates its incremental borrowing rate based on an analysis of publicly traded debt securities of companies with credit and financial profiles similar to its own. The Group measures right-of-use assets based on the corresponding lease liabilities adjusted for payments made to the lessor at or before the commencement date, and initial direct costs it incurs under the lease. The Group begins recognizing rent expense when the lessor makes the underlying asset available to the Group. The Group’s leases have remaining lease terms of up to eight years, some of which include options to extend the leases for an additional period which has to be agreed with the lessors based on mutual negotiation. After considering the factors that create an economic incentive, the Group did not include renewal option periods in the lease term for which it is not reasonably certain to exercise. For short-term leases with lease term less than one year, the Group records operating lease expenses in its consolidated statements of operations and comprehensive loss on a straight-line basis over the lease term and records variable lease payments as incurred.

(q)Share-based compensation

Share-based awards granted are measured at fair value on grant date and share-based compensation expenses are recognized (a) for the awards granted with only service condition, using the straight-line attribution method, net of actual forfeitures as they occur, over the vesting period; (b) for the awards granted with service condition and performance condition, the share-based compensation expenses are recorded when the performance condition is considered probable using the graded vesting method. Where the occurrence of IPO is a performance condition, cumulative share-based compensation expenses for the awards that have satisfied the service condition should be recorded upon the occurrence of an IPO. The IPO was completed in November 2024 and the share awards for which the service condition had been met became vested. The remaining share awards will be vested as the service conditions are met.

The Group selected the Black-Scholes option-pricing model as the method for determining the estimated fair value for share options. The Black-Scholes option-pricing model requires the use of highly subjective and complex assumptions, which determine the fair value of share-based awards, including the share option’s expected term, the price volatility of the underlying stock, risk-free interest rate and expected dividend yield.

(r)Government subsidies

The government subsidies provided by the local government mainly included funding to support the growth of the Group. Government subsidies are mainly recognized upon receipt as government subsidies income because the subsidies are not intended to compensate for specific expenditure, not subject to future return or not related to future performance obligation. For the years ended December 31, 2022, 2023 and 2024, $7.6 million, $7.1 million and $6.5 million were received and recognized as other income (expenses), net on the consolidated statements of operations and comprehensive loss, respectively.

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

(s)Employee defined contribution plan

PRC Contribution Plan

Full-time employees of the Group in the PRC participate in a government-mandated multiemployer defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund, and other welfare benefits are provided to employees. Chinese labor regulations require that the Group makes contributions to the government for these benefits based on certain percentages of the employees’ salaries. The Group has no legal obligation for the benefits beyond the contributions. Total amounts for such employee benefits, which were expensed as incurred, were $13.5 million, $13.2 million and $14.6 million for the years ended December 31, 2022, 2023 and 2024, respectively.

U.S. Contribution Plan

The Group sponsored a qualified 401(k) defined contribution plan covering eligible employees starting January 1, 2020. For the year ended December 31, 2022, the Group’s contribution method was to match employee’s elective deferrals on a dollar-for-dollar basis up to 3% of the employee’s compensation. The Group incurred $0.8 million of 401(k) and Simple Individual Retirement Account (“IRA”) employer match expenses for the year ended December 31, 2022. Under both plans, participants may contribute a portion of their annual compensation limited to a maximum annual amount set by the Internal Revenue Service. The Group has decided to discontinue the contribution plan starting from 2023, therefore the Group incurred nil and nil of 401(k) and IRA employer match expenses for the years ended December 31, 2023 and 2024, respectively.

(t)Income taxes

Income taxes are accounted for under the asset and liability method. Current income taxes are provided on the basis of net income for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. A valuation allowance is recorded for deferred tax assets if it is more likely than not that some portion, or all, of the deferred tax assets will not be realized.

The Group recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. As of December 31, 2022, 2023 and 2024, the Group did not have any significant unrecognized uncertain tax positions.

The Group recognizes interest and penalties related to income tax matters as a component of income tax expenses.

(u)PRC Value-added tax (“VAT”)

The Group’s subsidiaries, the consolidated VIEs and the VIEs’ subsidiaries incorporated in China are subject to statutory VAT rate of 6% and 9% for services rendered and 13% for goods sold.

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

(v)Fair value measurements

Fair value accounting is applied for all assets and liabilities and nonfinancial assets and liabilities that are recognized or disclosed at fair value in the consolidated financial statements on a recurring basis (at least annually). Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative guidance establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to measurements involving significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

●	Level 1 — Inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Group has the ability to access at the measurement date.
●	Level 2 — Inputs are other-than-quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the asset or liability, or inputs that are derived principally from or corroborated by observable market data.
●	Level 3 — Inputs are unobservable inputs for the asset or liability.

Accounting guidance also describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

The level in the fair value hierarchfvy within which a fair value measurement in its entirety falls is based on the lowest-level input that is significant to the fair value measurement in its entirety. The fair values of the Group’s investments are based upon prices provided by an independent source. The Group has reviewed these prices for reasonableness and has not adjusted any prices received from the independent provider. Securities reported at fair value utilizing Level 1 inputs represent assets whose fair value is determined based upon observable unadjusted quoted market prices for identical assets in active markets. Level 2 securities represent assets whose fair value is determined using observable market information, such as previous day trade prices, quotes from less active markets, or quoted prices of securities with similar characteristics. There were no transfers between Level 1, Level 2 and Level 3 investments during the years ended December 31, 2022, 2023 and 2024. The carrying amounts of accounts receivable, amounts due from related parties, current and accounts payable approximates the fair value because of their short-term nature.

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

(w)Foreign currency

The Group’s reporting currency and functional currency is the U.S. dollar. The Group determines its functional currencies based on the criteria of Accounting Standards Codification (ASC) 830, Foreign Currency Matters. The functional currency of the Company’s subsidiaries in the United States and Hong Kong, China is the U.S. dollar. The functional currencies of its subsidiaries, the VIEs, and the VIEs’ subsidiaries in Mainland China are the Renminbi (“RMB”). The Group uses the monthly average exchange rate for the year and the exchange rate at the consolidated balance sheet date to translate the operating results and financial position, respectively. Equity accounts are translated at historical exchange rates. Translation differences are recorded in accumulated other comprehensive income (loss), as a component of shareholders’ (deficit) equity.

Transactions denominated in foreign currencies are remeasured into the functional currency at the exchange rates prevailing on the transaction dates. Financial assets and liabilities denominated in foreign currencies are remeasured into the functional currency at the exchange rates prevailing at the consolidated balance sheet date. The Group reflects net foreign exchange transaction gains and losses resulting from the conversion of the foreign currencies to functional currency included in other income (expenses), net.

(x)Comprehensive income (loss)

Comprehensive income (loss) is defined as the changes in equity of the Company during a period from transactions and other events and circumstances excluding transactions resulting from investments from shareholders and distributions to shareholders. Comprehensive income (loss) for the periods presented includes net loss, change in foreign currency translation adjustments and unrealized gain (loss) on available-for-sale investments.

(y)Non-controlling interests

The Company’s consolidated financial statements include entities in which the Company has a controlling financial interest. Earnings or losses attributable to minority shareholders of the consolidated affiliated companies are classified separately as “non-controlling interests” in the Company’s consolidated statements of operations and comprehensive loss.

(z)Net loss per share

Net loss per share is computed in accordance with ASC 260, “Earnings per Share”. The two-class method is used for computing earnings per share in the event the Group has net income available for distribution. Under the two-class method, net income is allocated between ordinary shares and other participating securities based on their participating rights. Class A ordinary shares and Class B ordinary shares have the same rights in dividend. Therefore, basic and diluted loss per share is the same for both classes of ordinary shares. The Group’s Preferred Shares are considered as participating securities because they are entitled to receive dividends or distributions on an as if converted basis if the Group has net income available for distribution under certain circumstances. Net losses are not allocated to other participating securities as they are not obligated to share the losses based on their contractual terms.

Basic net loss per share is computed by dividing net loss attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the year. Diluted net loss per share is calculated by dividing net loss attributable to ordinary shareholders, as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the year. Ordinary equivalent shares consist of ordinary shares issuable upon the conversion of the Preferred Shares using as-if- converted method and ordinary shares issuable upon the exercise and settlement of share options and RSUs using the treasury stock method. Ordinary equivalent shares are not included in the denominator of the diluted net loss per share calculation when inclusion of such share would be anti-dilutive.

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

(aa)Segment reporting

Based on the criteria established by ASC 280, operating segments are defined as components of an enterprise (business activity from which it earns revenues and incurs expenses) for which discrete financial information is available and regularly reviewed by the chief operating decision maker (“CODM”) in deciding how to allocate resources and in assessing performance. The Group’s CODM has been identified as its Chief Executive Officer, who reviews consolidated results when making decisions about resource allocation and performance evaluation of the Group as a whole and does not distinguish between markets or segments. Therefore, the Group has only one reportable segment. Accordingly, the CODM uses the consolidated net loss to measure segment profit or loss, allocate resources, and assess performance. The CODM is regularly provided with the consolidated expenses as noted on the face of the consolidated statements of operations and comprehensive loss and uses net loss to monitor budget versus actual results when making decisions about the allocation of operating and capital resources.

The assets of the Group are held in the PRC and the U.S. The long-lived assets as of December 31, 2022, 2023 and 2024, are as follows:

	As of December 31,
	2022	2023	2024
The PRC	31,360	18,179	28,633
The U.S	3,605	3,660	1,950
Total	34,965	21,839	30,583

For the years ended December 31, 2022, 2023 and 2024, the Group’s total revenues by geographic area are as follows:

	Year ended December 31,
	2022	2023	2024
The PRC and others	57,859	71,578	74,421
The U.S	10,527	321	604
Total	68,386	71,899	75,025

(ab)Recently issued accounting pronouncements

The Company is an emerging growth company (“EGC”) as defined by the Jumpstart Our Business Startups Act (“JOBS Act”). The JOBS Act provides that an EGC can take advantage of extended transition periods for complying with new or revised accounting standards. This allows an EGC to delay adoption of certain accounting standards until those standards would otherwise apply to private companies. The Company elected to take advantage of the extended transition periods. However, this election will not apply should the Company cease to be classified as an EGC.

New accounting standards which have been adopted

In November 2023, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, which aims to improve financial reporting by requiring disclosure of incremental segment information on an annual and interim basis to enable investors to develop more decision-useful financial analyses. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted. The Company adopted ASU 2023-07 on January 1, 2024 and the adoption of this ASU does not have material impact to the consolidated financial statements. Refer to Note 2. Summary Of Significant Accounting Policies - (z) Segment reporting.

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Recent accounting pronouncements not yet adopted

In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which aims to improve the transparency of income tax disclosures by requiring consistent categories and greater disaggregation of information in the rate reconciliation and income taxes paid disaggregated by jurisdiction. For public business entities, the amendments are effective for fiscal years beginning after December 15, 2024 and interim periods within those fiscal years. Early adoption is permitted. The Group does not expect the adoption of the ASU to have an impact on the consolidated financial statements.

In November 2024, the FASB issued ASU 2024-03, Income Statement - Reporting Comprehensive Income — Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses. This update requires that at each interim and annual reporting period public entities disclose (1) the amounts of purchases of inventory, employee compensation, depreciation, amortization, and depletion) in commonly presented expense captions; (2) certain amounts that are already required to be disclosed under current GAAP in the same disclosure as the other disaggregation requirements; (3) a qualitative description of the amounts remaining in relevant expense captions that are not separately disaggregated quantitatively; and (4) the total amount of selling expenses and, in annual reporting periods, the definition of selling expenses. In January 2025, the FASB issued ASU 2024-03, Income Statement — Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date. For public business entities, this update is effective for annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted. The Group expects the adoption of the ASU will result in additional disaggregation of expense captions within its footnote disclosures.